Risk Management (Details) - Schedule of geographical concentration of risks - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 581,847	$ 545,582	$ 467,273
Africa [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 32,692	$ 27,749	$ 20,956
Concentration Percentage	6.00%	5.00%	5.00%
Asia [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 54,684	$ 55,816	$ 37,398
Concentration Percentage	9.00%	10.00%	8.00%
Australasia [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 19,474	$ 23,454	$ 19,104
Concentration Percentage	3.00%	4.00%	4.00%
Caribbean Islands [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 30,438	$ 30,244	$ 15,964
Concentration Percentage	5.00%	6.00%	3.00%
Central America [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 25,332	$ 28,166	$ 37,442
Concentration Percentage	4.00%	5.00%	8.00%
Europe [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 51,734	$ 48,780	$ 59,972
Concentration Percentage	9.00%	9.00%	13.00%
Middle East [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 58,893	$ 53,564	$ 48,401
Concentration Percentage	10.00%	10.00%	10.00%
North America [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 61,646	$ 32,773	$ 22,553
Concentration Percentage	11.00%	6.00%	5.00%
South America [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 20,701	$ 20,718	$ 20,548
Concentration Percentage	4.00%	4.00%	4.00%
UK [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 189,975	$ 197,090	$ 158,381
Concentration Percentage	33.00%	36.00%	34.00%
Worldwide [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 36,278	$ 27,228	$ 26,554
Concentration Percentage	6.00%	5.00%	6.00%